Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 7		$ 11		$ 496
Cost of revenue	4		7		1,015
Depreciation	21		39		14
Total cost of revenue	25		46		1,029
Gross loss	(18)		(35)		(533)
Operating expenses:
Stock-based compensation			4,036	11,500	19,710	42,346
Research and development	562	5,060	957	9,022	11,310	10,375
General and administrative	4,011	9,437	10,162	18,925	15,529	11,626
Advertising	22	146	44	180	319	5,297
Total operating expenses	4,595	14,643	11,163	28,127	46,868	69,644
Operating loss	(4,613)	(14,643)	(11,198)	(28,127)	(47,401)	(69,644)
Other income (expense):
Interest expense					(73)	(7)
Paycheck protection program forgiveness						397
Interest income (expense)	72	(39)	72	(40)
Impairment of long-lived assets	(1,128)		(1,128)
Impairment of held for sale assets	(603)		(603)
Gain (loss) on sale or disposal of property and equipment	(316)	110	(316)	110	18	(152)
Warrant expense				(984)	(1,020)
Gain (loss) on convertible debt and warrant liability	5	(177)	49	2,104	8,265	(2,285)
Other income	43	15	43	33	33	166
Total other (loss) income, net	(1,927)	(91)	(1,883)	1,223	7,223	(1,881)
Net loss	$ (6,540)	$ (14,734)	$ (13,081)	$ (26,904)	$ (40,178)	$ (71,525)
Loss per share, basic (in Dollars per share)	$ (0.55)	$ (60.61)	$ (1.37)	$ (145.98)	$ (72.16)	$ (1,347.65)
Loss per share, diluted (in Dollars per share)	$ (0.55)	$ (60.61)	$ (1.37)	$ (145.98)	$ (72.16)	$ (1,347.65)
Weighted average number of common shares outstanding used in computing loss per share: (in Shares)	11,930,986	243,103	9,548,922	184,300	556,826	53,074